Derivatives - Gains/(Losses) on Derivatives Associated with Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) expected to be reclassified to earnings in the next twelve months	$ 7,400
Hedging Instruments And Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Losses)	(6,284)
Gain/(loss) reclassified from AOCI into Interest income	2,142
Hedging Instruments And Hedged Items | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Losses)	$ (5,502)
Cash Flow Hedge | Hedging Instruments And Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses)		$ (2,156)	$ 130
Gain/(loss) reclassified from AOCI into Interest income		(2,945)	(1,395)
Cash Flow Hedge | Hedging Instruments And Hedged Items | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses)		$ (8,264)	$ (2,045)